Note 3 - Summary of Significant Accounting Policies (Q2) (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Principles of Consolidation
Principles of consolidation - The condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Principles of consolidation - The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Estimates
Estimates – These condensed consolidated financial statements have been prepared in accordance with U.S. GAAP. Because a precise determination of assets and liabilities, and correspondingly revenues and expenses, depend on future events, the preparation of condensed consolidated financial statements for any period necessarily involves the use of estimates and assumptions. Actual amounts may differ from these estimates. These condensed consolidated financial statements have, in management’s opinion, been properly prepared within reasonable limits of materiality and within the framework of the accounting policies summarized herein. Significant estimates include the recording of allowances for doubtful accounts, estimate of the net realizable value of inventory, the determination of the valuation allowances for deferred taxes, and the estimated fair value of stock-based compensation, debt discounts and warrants.

Estimates - These consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Because a precise determination of assets and liabilities, and correspondingly revenues and expenses, depend on future events, the preparation of consolidated financial statements for any period necessarily involves the use of estimates and assumptions. Actual amounts may differ from these estimates. These consolidated financial statements have, in management’s opinion, been properly prepared within reasonable limits of materiality and within the framework of the accounting policies summarized herein. Significant estimates include the recording of allowances for doubtful accounts, estimate of the net realizable value of inventory, estimated reserves for inventory, valuation of derivatives, the determination of the valuation allowances for deferred taxes, estimated fair value of stock-based compensation, and estimated fair value of warrants.

Inventory
Inventory - Inventory consists of finished medical equipment and parts and is stated at the lower of cost, which is valued using the first in, first out (“FIFO”) method, or net realizable value less allowance for selling and distribution expenses. The Company analyzes its inventory levels and writes down inventory that has, or is expected to, become obsolete. As of June 30, 2020, inventory consists of goods of $367,988 and parts of $283,356 for a total inventory of $651,344. As of December 31, 2019, inventory consisted of goods of $357,265 and parts of $185,690 for a total inventory of $542,955.

Inventory - Inventory consists of finished medical equipment and parts and is stated at the lower of cost, which is valued using the first in, first out (“FIFO”) method, or net realizable value less allowance for selling and distribution expenses. The Company analyzes its inventory levels and writes down inventory that has, or is expected to, become obsolete.

Preferred Stock
Preferred stock – The Company evaluates Preferred Stock issuances for liability or equity classification in accordance with the provisions of ASC 480, Distinguishing Liabilities from Equity, and determines appropriate equity or liability accounting treatment. Additionally, the Company determines, if classified as equity, whether it would be recorded as permanent or temporary equity.

Sequencing Policy
Sequencing policy – The Company has granted certain options and warrants which, upon settlement, may exceed the limit on the authorized number of shares of common stock. The Company follows a sequencing policy for which in the event partial reclassifications of contracts subject to ASC 815-40-25 is necessary, due to the Company’s inability to demonstrate it has sufficient authorized shares, shares will be allocated on the basis of earliest issuance date of potentially dilutive instruments with the earliest grants receiving first allocation of shares. The Company evaluated such instruments and determined that there was no impact to the Company’s condensed consolidated financial statements.